UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2026

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.

(a)

Keating Active ETF Ticker: KEAT Listed on: The Nasdaq Stock Market, LLC	July 31, 2025 Semi-Annual Shareholder Report https://etfkeatinginvestment.com

This semi-annual shareholder report contains important information about the Keating Active ETF (the “Fund”) for the period of February 1, 2025 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://etfkeatinginvestment.com. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.82%

KEY FUND STATISTICS (as of Period End)
Net Assets	$88,395,304	Advisory Fees	$360,490
# of Portfolio Holdings	28	Fees Waived and/or Expenses Reimbursed	$(10,762)
Portfolio Turnover Rate*	9%	Net Advisory Fees Paid	$349,728
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
U.S. Treasury Securities	31.3%
Energy	12.3%
Materials	12.2%
Communication Services	11.9%
Consumer Staples	11.4%
Health Care	4.9%
Food Retail	4.0%
Integrated Oil & Gas	3.4%
Industrials	3.1%
Personal Care Products	2.9%
Financials	1.3%
Real Estate	0.9%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares 0-5 Year TIPS Bond ETF	31.3%
Agnico Eagle Mines Ltd.	5.8%
Barrick Gold Corp.	4.5%
J. Sainsbury PLC - ADR	4.0%
Vodafone Group PLC - ADR	3.7%
Equinor ASA - ADR	3.4%
GSK PLC - ADR	3.3%
Verizon Communications, Inc.	3.2%
Carrefour SA - ADR	3.1%
Liberty Global Ltd. - Class C	3.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etfkeatinginvestment.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2025

(b) Not applicable.
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)
The accompanying notes are an integral part of these financial statements.

1

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

COMMON STOCKS - 67.4%	Shares	Value
Communication Services - 11.9%
Alternative Carriers - 3.0%
Liberty Global Ltd. - Class C (a)	261,930	$2,679,544

Integrated Telecommunication Services - 5.2%
Sunrise Communications AG - ADR	31,779	1,686,194
Verizon Communications, Inc.	66,646	2,849,783
		4,535,977
Wireless Telecommunication Services - 3.7%
Vodafone Group PLC - ADR	304,037	3,286,640
Total Communication Services		10,502,161

Consumer Staples - 11.4%
Brewers - 3.0%
Molson Coors Beverage Co. - Class B	54,580	2,659,138

Consumer Staples Merchandise Retail - 3.1%
Carrefour SA - ADR	947,214	2,727,976

Packaged Foods & Meats - 4.2%
Cal-Maine Foods, Inc.	15,757	1,751,233
Lamb Weston Holdings, Inc.	33,744	1,925,770
		3,677,003
Tobacco - 1.1%
Philip Morris International, Inc.	6,140	1,007,267
Total Consumer Staples		10,071,384

Energy - 12.3%
Integrated Oil & Gas - 6.3%
Exxon Mobil Corp.	9,203	1,027,423
Suncor Energy, Inc.	55,788	2,201,394
TotalEnergies SE - ADR (b)	40,125	2,389,444
		5,618,261
Oil & Gas Equipment & Services - 3.0%
Oceaneering International, Inc. (a)	120,680	2,618,756

Oil & Gas Exploration & Production - 3.0%
Talos Energy, Inc. (a)	310,406	2,653,971
Total Energy		10,890,988

Financials - 1.3%
Life & Health Insurance - 1.3%
Aflac, Inc. (b)	11,874	1,179,801

The accompanying notes are an integral part of these financial statements.

1

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

COMMON STOCKS - 67.4% (CONTINUED)	Shares	Value
Food Retail - 4.0%
Food Retail - 4.0%
J. Sainsbury PLC - ADR (b)	218,095	$3,576,758

Health Care - 4.9%
Pharmaceuticals - 4.9%
GSK PLC - ADR (b)	77,848	2,892,053
Johnson & Johnson	8,894	1,465,198
Total Health Care		4,357,251

Industrials - 3.1%
Aerospace & Defense - 2.6%
Lockheed Martin Corp.	5,304	2,232,878

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	5,340	460,094
Total Industrials		2,692,972

Integrated Oil & Gas - 3.4%
Integrated Oil & Gas - 3.4%
Equinor ASA - ADR (b)	115,010	2,961,508

Materials - 12.2%
Gold - 12.2%
Agnico Eagle Mines Ltd. (b)	41,019	5,101,123
Barrick Mining Corp. (b)	187,225	3,954,192
Pan American Silver Corp. (b)	63,300	1,710,366
Total Materials		10,765,681

Personal Care Products - 2.9%
Personal Care Products - 2.9%
Unilever PLC - ADR (b)	44,445	2,596,921
TOTAL COMMON STOCKS (Cost $47,198,990)		59,595,425

EXCHANGE TRADED FUNDS - 31.3%
iShares 0-5 Year TIPS Bond ETF (c)	268,804	27,641,115
TOTAL EXCHANGE TRADED FUNDS (Cost $26,718,813)		27,641,115

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Real Estate - 0.9%
Timber REITs - 0.9%
Weyerhaeuser Co.	32,160	805,608
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $867,938)		805,608

The accompanying notes are an integral part of these financial statements.

2

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	12,438,545	$12,438,545
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,438,545)		12,438,545

MONEY MARKET FUNDS - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.23%(d)	241,977	241,977
TOTAL MONEY MARKET FUNDS (Cost $241,977)		241,977

TOTAL INVESTMENTS - 113.9% (Cost $87,466,263)		$100,722,670
Liabilities in Excess of Other Assets - (13.9)%		(12,327,366)
TOTAL NET ASSETS - 100.0%		$88,395,304

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $11,989,823.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

3

KEATING ACTIVE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$100,722,670
Dividends receivable	124,413
Dividend tax reclaims receivable	35,006
Security lending income receivable (See Note 4)	4,962
Total assets	100,887,051

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	12,438,545
Payable to adviser (See Note 3)	53,202
Total liabilities	12,491,747
NET ASSETS	$88,395,304

NET ASSETS CONSIST OF:
Paid-in capital	$70,831,848
Total distributable earnings	17,563,456
Total net assets	$88,395,304

Net Assets	$88,395,304
Shares issues and outstanding(a)	3,260,000
Net asset value per share	$27.12

COST:
Investments, at cost	$87,466,263

LOANED SECURITIES:
at value (included in investments)	$11,989,823

(a) Unlimited shares authorized without per value.

The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,774,242
Less: Issuance fees	(33,369)
Less: Dividend withholding taxes, net	(116,694)
Securities lending income, net (See Note 4)	15,205
Total investment income	1,639,384

EXPENSES:
Investment advisory fees (See Note 3)	360,490
Total expenses	360,490
Expense reimbursement by Adviser (See Note 3)	(10,762)
Net expenses	349,728
NET INVESTMENT INCOME (LOSS)	1,289,656

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(553,004)
In-kind redemptions	4,866,570
Net realized gain (loss)	4,313,566
Net change in unrealized appreciation (depreciation) on:
Investments	(627,143)
Net change in unrealized appreciation (depreciation)	(627,143)
Net realized and unrealized gain (loss)	3,686,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,976,079

The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period Ended July 31, 2025 (Unaudited)	Period ended January 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,289,656	$1,354,713
Net realized gain (loss)	4,313,566	14,196,859
Net change in unrealized appreciation (depreciation)	(627,143)	13,883,550
Net increase (decrease) in net assets from operations	4,976,079	29,435,122

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,219,522)	(1,349,008)
Total distributions to shareholders	(1,219,522)	(1,349,008)

CAPITAL TRANSACTIONS:
Shares sold	11,439,727	78,574,200
Shares redeemed	(7,749,736)	(25,711,558)
Net increase (decrease) in net assets from capital transactions	3,689,991	52,862,642

NET INCREASE (DECREASE) IN NET ASSETS	7,446,548	80,948,756

NET ASSETS:
Beginning of the period	80,948,756	—
End of the period	$88,395,304	$80,948,756

SHARES TRANSACTIONS:
Shares sold	430,000	4,130,000
Shares redeemed	(290,000)	(1,010,000)
Total increase (decrease) in shares outstanding	140,000	3,120,000

(a) Inception date of the Fund was March 26, 2024.
The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:		SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(e)(f)	Ratio of expenses to average net assets after expense reimbursement / recoupment(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Keating Active ETF
7/31/2025(h)	$25.95	0.40	1.15	1.55	(0.38)	(0.38)	$27.12	5.74%	$88,395	0.85%	0.82%	3.04%	9%
1/31/2025(g)	$24.97	0.45	0.97	1.42	(0.44)	(0.44)	$25.95	5.69%	$80,949	0.85%	0.85%	2.03%	4%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Inception date of the Fund was March 26, 2024.

The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Keating Active ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on March 26, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek total return which consists of income and capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on March 26, 2024, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $61,438,228 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of March 26, 2024, was $36,262,931, resulting in net unrealized appreciation on investments of $25,175,297 as of that date. As a result of the in-kind contribution, the Fund issued 2,460,000 shares at a $24.97 per share net asset value.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is from February 1, 2025 to July 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$—	$59,595,425	$—	$—	$59,595,425
Exchange Traded Funds	—	27,641,115	—	—	27,641,115
Real Estate Investment Trusts	—	805,608	—	—	805,608
Investments Purchased with Proceeds from Securities Lending(a)	12,438,545	—	—	—	12,438,545
Money Market Funds	—	241,977	—	—	241,977
Total Investments	$12,438,545	$88,284,125	$—	$—	$100,722,670

    Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $12,438,545 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended January 31, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(14,279,215)	$14,279,215

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.85% to to the Adviser monthly based on average daily net assets. The Adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset acquired fund fees and expenses. This agreement will remain in place indefinitely and may be terminated only by the Board of Trustees. The Adviser waived $10,762 of its advisory fee.

Keating Investment Counselors, Inc. (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

During the current fiscal period, the Fund had loaned securities nor received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

For the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$11,989,823	$12,438,545

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $15,205.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$7,561,384	$7,434,515

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$11,331,412	$7,746,386

There were no purchases or sales of U.S. Government securities during the current fiscal period.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025 (Unaudited)

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended January 31, 2025, were as follows:

Tax cost of Investments	$66,976,135
Gross tax unrealized appreciation	15,485,754
Gross tax unrealized depreciation	(1,610,543)
Net tax unrealized appreciation (depreciation)	$13,875,211
Undistributed ordinary income	5,705
Undistributed long-term gain	—
Total distributable earnings	5,705
Other accumulated gain (loss)	(74,017)
Total accumulated gain (loss)	$13,806,899

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended January 31,2025, the Fund did not defer any post-October capital losses.

At the fiscal period ended January 31,2025, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$74,017	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal period ended January 31, 2025, were as follows:

Ordinary Income
Current fiscal period	Fiscal Period ended January 31, 2025(a)
$1,219,522	$1,349,008
(a) Inception date of the fund was March 26, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

KEATING ACTIVE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended January 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended January 31, 2025, for the Fund was 48.33%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2025